Revenues And Lease Operating Expenses (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended		3 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Sanchez Energy Partners I [Member]	Dec. 31, 2012 Sanchez Energy Partners I [Member]	Dec. 31, 2013 Sanchez Energy Partners I [Member]	Dec. 31, 2012 Sanchez Energy Partners I [Member]
Business Acquisition [Line Items]
Revenue	$ 12,089	$ 15,388	$ 23,830	$ 20,488	$ 44,077	$ 46,527	$ 3,018	$ 5,036	$ 15,782	$ 20,939
Lease operating expenses	$ 5,182	$ 3,905	$ 10,302	$ 8,141	$ 18,858	$ 19,411	$ 819	$ 997	$ 3,047	$ 4,049